SHARE-BASED COMPENSATION ARRANGEMENTS (Details 1)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	2,437,000	1,046,000
Forfeited during the year | Share	(413,000)	(158,000)
Exercised during the year | Share	(1,334,000)	(905,000)
Granted during the year | Share	2,535,000	2,454,000
Number of shares, Outstanding | Share	3,225,000	2,437,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 6.08	$ 15.2
Forfeited during the year | $ / shares	6.92	6.37
Exercised during the year | $ / shares	7.21	14.65
Granted during the year | $ / shares	8.45	5.37
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 7.37	$ 6.08
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding | Share	381,000	476,000
Forfeited during the year | Share	(26,000)	0
Exercised during the year | Share	(116,000)	(476,000)
Granted during the year | Share	246,849	381,447
Number of shares, Outstanding | Share	486,000	381,000
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 7.69	$ 16.48
Forfeited during the year | $ / shares	7.44	0
Exercised during the year | $ / shares	6.26	16.48
Granted during the year | $ / shares	8.34	7.69
Weighted-Average Grant Date Fair Value, Outstanding | $ / shares	$ 8.37	$ 7.69